Annual Total Returns (Vanguard Target Retirement 2010 Fund - Investor Shares Retail) (Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2010 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Annual Total Return
2012	10.12%
2011	3.37%
2010	11.43%
2009	19.32%
2008	(20.67%)
2007	7.70%